Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Held to maturity securities, fair value	$ 18,607	$ 20,281
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	8,436,000	8,388,000
Common stock, shares outstanding	8,436,000	8,388,000